Supplement to the
Fidelity® Dividend Growth Fund
September 28, 2013
Prospectus

Effective January 1, 2014, the following information replaces similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 5.

Ramona Persaud (portfolio manager) has managed the fund since January 2014.

Effective January 1, 2014, the following information replaces the biographical information found in the "Fund Management" section on page 21.

Ramona Persaud is portfolio manager of the fund, which she has managed since January 2014. She also manages other funds. Since joining Fidelity Investments in 2003, Ms. Persaud has worked as a research analyst and portfolio manager.

DGF-13-03  December 17, 2013
1.477570.116

Supplement to the
Fidelity® Dividend Growth Fund
Class K
September 28, 2013
Prospectus

Effective January 1, 2014, the following information replaces similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 5.

Ramona Persaud (portfolio manager) has managed the fund since January 2014.

Effective January 1, 2014, the following information replaces the biographical information found in the "Fund Management" section on page 18.

Ramona Persaud is portfolio manager of the fund, which she has managed since January 2014. She also manages other funds. Since joining Fidelity Investments in 2003, Ms. Persaud has worked as a research analyst and portfolio manager.

DGF-K-13-04  December 17, 2013
1.878257.105